Shareholder Report, Line Graph (Details) 74200010200_Franklin DynaTech Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 38,564	$ 27,065	$ 21,571	$ 36,040	$ 27,790	$ 18,844	$ 17,987	$ 13,743	$ 10,936	$ 9,450	$ 48,446
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,598	24,852	20,631	25,045	18,992	16,514	16,046	13,647	11,496	10,000	$ 39,447
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	44,726	31,455	24,628	31,815	24,989	18,169	17,520	13,872	11,376	10,000	$ 56,146
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 35,315	$ 25,900	$ 21,296	$ 25,194	$ 19,380	$ 16,830	$ 16,143	$ 13,691	$ 11,543	$ 10,000	$ 41,530